iShares
®
MSCI Saudi Arabia ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
SAL Saudi Logistics Services ................. 74,291 $ 3,379,383
a
Banks  —  36 .6%
Al Rajhi Bank ........................... 5,384,074 95,210,332
Alinma Bank ............................ 2,986,438 19,099,960
Arab National Bank ....................... 1,828,458 10,329,721
Bank AlBilad ............................ 1,493,241 9,776,342
Bank Al-Jazira ........................... 1,279,583 3,887,062
Banque Saudi Fransi ...................... 2,487,993 12,683,288
Riyad Bank ............................. 3,978,878 21,392,027
Saudi Awwal Bank ........................ 2,045,506 18,455,386
Saudi Investment Bank (The) ................. 1,244,621 4,444,364
Saudi National Bank (The) ................... 5,257,859 55,939,232
251,217,714
a
Building Products  —  0 .3%
Bawan Co.
(a)
............................ 80,499 929,280
Saudi Ceramic Co. ........................ 134,275 978,276
1,907,556
a
Capital Markets  —  0 .7%
Derayah Financial Co. ..................... 139,964 871,651
Saudi Tadawul Group Holding Co. ............. 97,935 3,588,462
4,460,113
a
Chemicals  —  6 .9%
Advanced Petrochemical Co.
(a)
................ 284,482 2,007,595
National Industrialization Co.
(a)
................ 743,377 1,994,115
SABIC Agri-Nutrients Co. ................... 357,292 13,043,438
Sahara International Petrochemical Co. .......... 751,510 2,963,905
Saudi Basic Industries Corp. ................. 1,502,743 22,593,750
Saudi Industrial Investment Group ............. 712,052 2,713,410
Saudi Kayan Petrochemical Co.
(a)
.............. 220,581 340,929
Yanbu National Petrochemical Co. ............. 158,148 1,405,506
47,062,648
a
Commercial Services & Supplies  —  0 .3%
Catrion Catering Holding Co. ................. 90,320 1,777,144
a
Construction & Engineering  —  0 .2%
Al Babtain Power & Telecommunication Co. ....... 76,091 1,328,157
a
Construction Materials  —  1 .2%
Arabian Cement Co. ....................... 142,539 866,417
Qassim Cement Co. (The) ................... 128,575 1,569,241
Riyadh Cement Co. ....................... 157,165 960,994
Saudi Cement Co. ........................ 174,554 1,483,141
Southern Province Cement Co. ............... 181,989 981,575
Yamama Cement Co. ...................... 229,728 1,493,722
Yanbu Cement Co. ........................ 221,337 964,361
8,319,451
a
Consumer Finance  —  0 .1%
United International Holding Co.
(a)
.............. 63,279 672,822
a
Consumer Staples Distribution & Retail  —  0 .9%
Abdullah Al Othaim Markets Co. ............... 1,010,118 1,595,207
Al-Dawaa Medical Services Co. ............... 79,277 1,027,563
Almunajem Foods Co. ..................... 56,066 932,715
BinDawood Holding Co. .................... 776,479 1,034,763
Nahdi Medical Co. ........................ 72,806 1,910,076
6,500,324
a
Security Shares Value
a
Diversified Consumer Services  —  0 .3%
Ataa Educational Co. ...................... 58,956 $ 809,887
National Co. for Learning & Education ........... 41,605 1,286,090
2,095,977
a
Diversified REITs  —  0 .4%
Al Rajhi REIT ........................... 636,785 1,420,560
Jadwa REIT Saudi Fund .................... 435,229 1,305,942
2,726,502
a
Diversified Telecommunication Services  —  5 .5%
Etihad GO Telecom Co. .................... 43,902 1,117,700
Saudi Telecom Co. ........................ 3,126,882 36,696,659
37,814,359
a
Electric Utilities  —  1 .1%
Saudi Energy Co. ........................ 1,693,028 7,646,130
a
Electrical Equipment  —  0 .7%
Electrical Industries Co. .................... 1,120,763 4,662,130
a
Energy Equipment & Services  —  0 .7%
Ades Holding Co. ......................... 702,035 3,681,727
Arabian Drilling Co.
(a)
...................... 62,752 1,456,510
5,138,237
a
Food Products  —  2 .9%
Almarai Co. JSC ......................... 978,297 12,018,199
First Milling Co. .......................... 54,696 751,204
Modern Mills Co. ......................... 89,183 675,829
National Agriculture Development Co. (The)
(a)
...... 343,006 1,525,355
Saudia Dairy & Foodstuff Co. ................. 35,332 2,084,556
Savola Group (The) ....................... 327,424 2,505,894
19,561,037
a
Gas Utilities  —  0 .2%
National Gas & Industrialization Co. ............ 82,240 1,695,162
a
Ground Transportation  —  0 .2%
United International Transportation Co. .......... 122,116 1,071,273
a
Health Care Providers & Services  —  3 .6%
Al Hammadi Holding ....................... 191,294 1,343,737
Almoosa Health Co. ....................... 28,602 924,040
Dallah Healthcare Co. ...................... 77,159 2,254,557
Dr Soliman Abdel Kader Fakeeh Hospital Co. ...... 143,815 1,378,901
Dr Sulaiman Al Habib Medical Services Group Co. .. 177,766 10,317,496
Middle East Healthcare Co. .................. 111,169 1,007,907
Mouwasat Medical Services Co. ............... 201,541 3,577,529
National Medical Care Co. ................... 48,659 1,272,686
Saudi Chemical Co. Holding ................. 920,478 2,072,707
Specialized Medical Co. .................... 198,873 885,564
25,035,124
a
Hotels, Restaurants & Leisure  —  1 .7%
Jabal Omar Development Co.
(a)
............... 1,158,021 4,781,431
Jahez International Co.
(a)
.................... 286,248 951,443
Leejam Sports Co. JSC .................... 60,062 1,297,241
Seera Group Holding
(a)
..................... 322,691 1,803,793
Taiba Investments Co. ..................... 524,037 2,733,769
11,567,677
a
Independent Power and Renewable Electricity Producers  —  2 .7%
ACWA Power Co.
(a)
....................... 371,724 18,295,961
a
Industrial Conglomerates  —  0 .4%
Astra Industrial Group Co. ................... 82,301 2,894,988
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance  —  3 .0%
Al Rajhi Co. for Co-operative Insurance
(a)
......... 91,064 $ 2,569,866
Bupa Arabia for Cooperative Insurance Co. ....... 167,611 7,760,692
Co. for Cooperative Insurance (The) ............ 149,332 5,491,610
Rasan Information Technology Co.
(a)
............ 79,553 3,242,601
Saudi Reinsurance Co.
(a)
.................... 201,119 1,383,812
20,448,581
a
IT Services  —  1 .6%
Al Moammar Information Systems Co. ........... 34,656 1,738,763
Arabian Internet & Communications Services Co. ... 5,734 326,382
Elm Co. ............................... 48,759 8,913,467
10,978,612
a
Media  —  0 .4%
Arabian Contracting Services Co.
(a)
............. 46,082 1,148,796
Saudi Research & Media Group
(a)
.............. 79,145 1,649,293
2,798,089
a
Metals & Mining  —  5 .4%
Advanced Building Industries Co.
(a)
............. 85,250 770,713
Al Masane Al Kobra Mining Co. ............... 79,706 1,563,279
East Pipes Integrated Co. for Industry ........... 36,789 1,920,526
Saudi Arabian Mining Co.
(a)
.................. 1,879,244 31,595,439
Saudi Steel Pipe Co. ...................... 68,283 991,692
36,841,649
a
Multi-Utilities  —  0 .3%
Power & Water Utility Co. for Jubail & Yanbu ...... 177,937 1,867,281
a
Oil, Gas & Consumable Fuels  —  12 .0%
Rabigh Refining & Petrochemical Co.
(a)
.......... 944,456 4,019,337
Saudi Arabian Oil Co.
(b)
..................... 10,775,753 78,534,724
82,554,061
a
Paper & Forest Products  —  0 .1%
Saudi Paper Manufacturing Co. ............... 54,839 836,012
a
Passenger Airlines  —  0 .2%
flynas Co. SJSC
(a)
........................ 115,414 1,641,851
a
Personal Care Products  —  0 .1%
Al Majed for Oud Co. ...................... 25,956 936,535
a
Pharmaceuticals  —  0 .5%
Jamjoom Pharmaceuticals Factory Co. .......... 48,190 1,969,926
Middle East Pharmaceutical Co. ............... 40,934 643,582
Saudi Pharmaceutical Industries & Medical Appliances
Corp. ............................... 148,576 1,147,400
3,760,908
a
Security Shares Value
a
Professional Services  —  0 .2%
Maharah Human Resources Co. ............... 617,444 $ 1,092,530
a
Real Estate Management & Development  —  2 .7%
Arabian Centres Co.
(b)
...................... 463,622 2,075,587
Arriyadh Development Co. ................... 276,136 1,352,497
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,075,196 4,772,252
Emaar Economic City
(a)
..................... 454,854 1,314,098
Knowledge Economic City Co.
(a)
............... 252,172 799,671
Makkah Construction & Development Co. ........ 197,503 4,723,630
Retal Urban Development Co. , Class A .......... 554,616 1,761,103
Saudi Real Estate Co.
(a)
.................... 361,466 1,554,672
18,353,510
a
Specialty Retail  —  1 .7%
Aldrees Petroleum and Transport Services Co. ..... 101,269 3,089,046
AlSaif Stores For Development & Investment Co. ... 406,414 760,979
Jarir Marketing Co. ........................ 1,194,863 4,979,096
Saudi Automotive Services Co.
(a)
.............. 84,960 1,032,398
United Electronics Co. ..................... 87,108 1,845,410
11,706,929
a
Transportation Infrastructure  —  0 .4%
Saudi Ground Services Co. .................. 206,940 1,765,059
Sustained Infrastructure Holding Co. ............ 114,844 1,061,954
2,827,013
a
Water Utilities  —  0 .3%
AlKhorayef Water & Power Technologies Co. ...... 41,459 1,334,571
Miahona ............................... 160,881 646,105
1,980,676
a
Wireless Telecommunication Services  —  2 .3%
Etihad Etisalat Co. ........................ 766,527 12,991,291
Mobile Telecommunications Co. Saudi Arabia
(a)
..... 925,485 2,678,347
15,669,638
a
Total Investments — 99.3%
(Cost: $ 527,594,836 ) ................................ 681,123,744
Other Assets Less Liabilities — 0 .7% ..................... 5,132,921
Net Assets — 100.0% ................................. $ 686,256,665
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares
(a)
......... $ 1,850,000  $ —  $ (1,850,000)
(b)
$ —  $ —  $ —  —  $ 71,797  $ —

iShares
®
MSCI Saudi Arabia ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 57 06/19/26 $ 4,983 $ 250,627
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 74,084,654  $ 607,039,090  $ —  $ 681,123,744
$ —  $ —  $ —  $ —
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 250,627  $ —  $ —  $ 250,627
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
JSC Joint Stock Company
REIT Real Estate Investment Trust
SJSC Simplified Joint Stock Company